LONG-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT - Available for sale investments - (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments		$ 4,410,382	$ 4,066,490
Alphalion Technology Holding Limited ("Alphalion")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments	$ 3,060,113	4,410,382	4,066,490
Percentage of equity interest acquired	25.00%
Fair value change recorded		343,892	(450,325)	$ 502,903
Allowance for credit losses		$ 0	$ 0	$ 0